Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ (501,553)	$ 1,663,800
Amounts recognized in profit or loss during the period	(2,389,544)	(2,102,563)
Amounts recognized in other comprehensive income (loss)	145,216	(23,967)	$ 852,567
Amounts recognized in equity	1,174	(1,117)
Exchange adjustments	(149,041)	(37,706)
Ending Balance	$ (2,893,748)	$ (501,553)	$ 1,663,800